Combined Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 7,273,012	$ 5,495,905
Accounts receivable – trade	813,257	522,896
Contract assets	7,676	18,317
Prepaid expense	941,478	6,021
Accrued interest receivable	25,422	7,556
Due from PIPE investors	4,090,000
Short-term loans receivable	71,168	52,833
Total current assets	13,222,013	6,103,528
Noncurrent Assets
Long-term loans receivable, net	1,350,246	1,410,727
Property and equipment, net	16,510	6,351
Other investment	500,000
Deferred tax asset	43,411,985
Forward purchase derivative assets	1,085,839
Forward purchase receivable	39,285,754
Security deposit	5,036
Total assets	98,877,383	7,520,606
Current liabilities
Accounts payable	2,263,746	43,626
Accounts payable and accrued expenses	5,569,026	129,546
Contract liabilities	14,583	8,333
Due to seller - current portion	33,616,468
Total current liabilities	41,463,823	181,505
Noncurrent liabilities
Warrant liabilities	737,057
Due to seller – long-term portion	23,333,333
Deferred loan origination fees	102,364
Deferred offering costs	2,166,250
Indemnity liability	377,005
Total liabilities	68,179,832	181,505
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption; 11,500,000 shares at redemption value of $10.20
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,250,000 shares authorized; none issued and outstanding	2
Class B common stock, $0.0001 par value; 12,500,000 shares authorized; 2,875,000 issued and outstanding	1,872
Additional paid in capital	30,451,696
Accumulated deficit	243,981
Parent-Entity Net Investment		7,339,101
Total stockholders’ deficit	30,697,551	7,339,101
Total liabilities and stockholders’ deficit	$ 98,877,383	7,520,606
Northern Lights Acquisition Corp [Member]
Current Assets
Cash		254,523
Prepaid insurance-current portion		175,000
Prepaid expense		7,499
Total current assets		437,022
Noncurrent Assets
Prepaid insurance-noncurrent portion		87,500
Investments held in Trust Account		117,321,508
Total assets		117,846,030
Current liabilities
Franchise tax payable		168,767
Accounts payable and accrued expenses		306,792
Total current liabilities		475,559
Noncurrent liabilities
Warrant liabilities		2,826,876
Deferred underwriter fee payable		4,025,000
Total liabilities		7,327,435
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption; 11,500,000 shares at redemption value of $10.20		117,300,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,250,000 shares authorized; none issued and outstanding
Accumulated deficit		(6,781,746)
Total stockholders’ deficit		(6,781,405)
Total liabilities and stockholders’ deficit		117,846,030
Northern Lights Acquisition Corp [Member] | Common Class A [Member]
Stockholders’ Deficit
Class B common stock, $0.0001 par value; 12,500,000 shares authorized; 2,875,000 issued and outstanding		53
Northern Lights Acquisition Corp [Member] | Common Class B [Member]
Stockholders’ Deficit
Class B common stock, $0.0001 par value; 12,500,000 shares authorized; 2,875,000 issued and outstanding		$ 288